Note Payable - Summary of Notes Payable (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Total notes payable	$ 1,550,000
Less amortized discount	(73,841)
Total notes payable, net	1,476,159
Less current portion	(476,159)
Long term notes payable	1,000,000
Inventory Financing [Member]
Total notes payable	1,000,000
Promissory Note [Member]
Total notes payable	400,000
Convertible Note [Member]
Total notes payable	$ 150,000